Summary of (Loss) Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Loss before income taxes	$ (8,477)	$ (4,723)	$ (6,230)
Germany [Member]
IfrsStatementLineItems [Line Items]
Loss before income taxes	(4,383)	(2,042)	(6,010)
Canada [Member]
IfrsStatementLineItems [Line Items]
Loss before income taxes	(3,860)	(2,463)	812
United States [Member]
IfrsStatementLineItems [Line Items]
Loss before income taxes	$ (234)	$ (218)	$ (1,032)